BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
BOND PAYABLE [Abstract]
Schedule of Long Term Bank Loans
	Interest
	rate	December 31,
		2016			2015
		Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Due September 4, 2016, subsequently repaid on due date	10.75%	-	-	-	-	15,273,177	-

Total bond payable		$-	-	-	$-	15,273,177	-